Value Line Select Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 99.0%
	CONSUMER DISCRETIONARY 1.7%
	RETAIL 1.7%
123,200	TJX Cos., Inc.	$8,128,736
	CONSUMER STAPLES 4.6%
	HOUSEHOLD PRODUCTS & WARES 1.0%
58,424	Church & Dwight Co., Inc.	4,824,070
	RETAIL 3.6%
37,400	Costco Wholesale Corp.	16,805,690
		21,629,760
	FINANCIALS 5.1%
	COMMERCIAL SERVICES 3.9%
44,000	S&P Global, Inc.	18,695,160
	DIVERSIFIED FINANCIAL SERVICES 0.5%
22,000	Intercontinental Exchange, Inc.	2,526,040
	INSURANCE 0.7%
11,200	Aon PLC Class A	3,200,624
		24,421,824
	HEALTHCARE 19.3%
	ELECTRONICS 0.9%
2,900	Mettler-Toledo International, Inc.(1)	3,994,344
	HEALTHCARE PRODUCTS 18.4%
115,500	Danaher Corp.	35,162,820
28,400	IDEXX Laboratories, Inc.(1)	17,661,960
18,000	Stryker Corp.	4,746,960
52,200	Thermo Fisher Scientific, Inc.	29,823,426
		87,395,166
		91,389,510
	INDUSTRIALS 28.4%
	AEROSPACE & DEFENSE 8.9%
79,435	HEICO Corp.	10,475,093
41,400	Teledyne Technologies, Inc.(1)	17,784,612
22,400	TransDigm Group, Inc.(1)	13,990,368
		42,250,073
	COMMERCIAL SERVICES 6.2%
57,177	Cintas Corp.	21,764,997
66,152	IHS Markit Ltd.	7,714,646
		29,479,643
	ENVIRONMENTAL CONTROL 5.7%
81,800	Republic Services, Inc.	9,820,908
136,700	Waste Connections, Inc.	17,214,631
		27,035,539
	SOFTWARE 4.6%
49,000	Roper Technologies, Inc.	21,860,370
	TRANSPORTATION 3.0%
72,800	Union Pacific Corp.	14,269,528
		134,895,153
	INFORMATION TECHNOLOGY 36.3%
	COMPUTERS 6.1%
89,900	Accenture PLC Class A	28,760,808
	DIVERSIFIED FINANCIAL SERVICES 5.2%
70,900	MasterCard, Inc. Class A	24,650,512
	SOFTWARE 25.0%
18,000	Adobe, Inc.(1)	10,362,960
24,800	ANSYS, Inc.(1)	8,443,160
72,000	Cadence Design Systems, Inc.(1)	10,903,680
54,600	Fidelity National Information Services, Inc.	6,643,728
140,800	Fiserv, Inc.(1)	15,276,800
34,400	Intuit, Inc.	18,559,144
90,400	Salesforce.com, Inc.(1)	24,518,288
28,639	ServiceNow, Inc.(1)	17,821,191
20,800	Synopsys, Inc.(1)	6,227,728
		118,756,679
		172,167,999
	MATERIALS 3.0%
	CHEMICALS 1.7%
38,800	Ecolab, Inc.	8,094,456
	PACKAGING & CONTAINERS 1.3%
68,000	Ball Corp.	6,117,960
		14,212,416
	REAL ESTATE 0.6%
	REITS 0.6%
10,600	American Tower Corp. REIT	2,813,346
TOTAL COMMON STOCKS (Cost $206,207,891)		469,658,744

SHORT-TERM INVESTMENT 1.1%

	MONEY MARKET FUND 1.1%
5,448,810	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(2)	5,448,810
TOTAL SHORT-TERM INVESTMENTS (Cost $5,448,810)		5,448,810

September 30, 2021

Shares	Value
TOTAL INVESTMENT IN SECURITIES 100.1% (Cost $211,656,701)	$475,107,554
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1%)	(598,433)
NET ASSETS(3) 100%	$474,509,121

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of September 30, 2021.
(3)	For federal income tax purposes, the aggregate cost was $211,656,701, aggregate gross unrealized appreciation was $263,837,280, aggregate gross unrealized depreciation was $386,427 and the net unrealized appreciation was $263,450,853.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$469,658,744	$—	$—	$469,658,744
Short-Term Investment	5,448,810	—	—	5,448,810
Total Investments in Securities	$475,107,554	$—	$—	$475,107,554

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2021, there were no Level 3 investments.